Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories Table
Bunkers	$ 0	$ 1,187
Lubricants	10,048	8,462
Stores	1,643	1,358
Victualling	546	403
Total	$ 12,237	$ 11,410